Financial risk management - Narrative (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financial risk management [Line Items]
Derivatives designated as fair value hedges liability	$ 83,660,000	$ 73,870,000	$ 83,660,000
Percentage of insurance covers on risk		80.00%
Hedging instrument, assets	14,124,000	$ 33,794,000	$ 14,124,000
Liquidity ratio		2.29	4.76
Credit facility
Financial risk management [Line Items]
Undrawn borrowing facilities		$ 694,000,000
Working capital
Financial risk management [Line Items]
Undrawn borrowing facilities		100,000,000
Liquidity risk
Financial risk management [Line Items]
Hedging instrument, assets	549,239,000	$ 512,236,000	$ 549,239,000
Libor
Financial risk management [Line Items]
Percentage of Financial Liabilities Maturing in Next 12 Months		7.00%
SOFR
Financial risk management [Line Items]
Percentage of Financial Liabilities Maturing in Next 12 Months		2.50%
CLP to US Dollar
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets		$ 87,000,000.00
Euro to US Dollar
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets		38,050,000.00
South African Rand to US Dollar
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets		46,840,000
Chinese Renminbi to US Dollar
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets		333,190,000
Australian Dollar to US Dollar
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets		51,290,000
Other countries currencies
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets		$ 7,300,000
CHILE
Financial risk management [Line Items]
Average foreign exchange rate		100
Derivatives
Financial risk management [Line Items]
Financial assets, at fair value	81,600,000	$ 11,730,000	81,600,000
Adjustments for unrealised foreign exchange losses (gains)	644,000,000
Derivatives | Interest rate hedging
Financial risk management [Line Items]
Financial assets, at fair value		$ 1,666,000
Derivative financial instruments percentage of obligations covered		100.00%
Derivatives | Cash flow hedge
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets		$ 7,140,000
Derivatives | Derivative instruments associated with nominative term deposits | Hedges of foreign exchange risks
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets	$ 12,610,000	$ 29,980,000	$ 12,610,000
Percentage of foreign exchange risk associated with nominative term deposits		100.00%